LONG-TERM DEBT	12 Months Ended
Dec. 31, 2017
LONG-TERM DEBT
LONG-TERM DEBT

17.LONG-TERM DEBT

	2016	2017
	RMB	RMB
2018 Notes	5,554,400,000	—
2020 Notes	4,860,100,000	—
2025 Notes	2,777,200,000	2,602,520,000
2022 Notes	6,769,425,000	6,343,642,500
2019 Priceline Notes	3,471,500,000	3,253,150,000
2020 Priceline Notes	1,735,750,000	1,626,575,000
2025 Priceline and Hillhouse Notes	6,943,000,000	6,506,300,000
2022 Priceline Notes	173,575,000	162,657,500
Long-term loan	2,550,000,000	8,807,156,482
Less: Debt issuance cost	(184,276,447)	(81,746,715)

Total	34,650,673,553	29,220,254,767

As of December 31, 2017, the fair value of the Company’s long-term debt, based on Level 2 inputs, was RMB29.3 billion.

Description of 2017 Convertible Senior Notes

On September 24, 2012, the Company issued US$180 million in aggregate principle amount of 0.5% Convertible Senior Notes due 2017 (the “2017 Notes”). The 2017 Notes may be converted, at each holder’s option, at an initial conversion rate of 51.7116 American depository shares (“ADSs”) per US$1,000 principal amount of the 2017 Notes (which represents an initial conversion price of US$19.34 per ADS at any time prior to the close of business on the second business day immediately preceding the maturity date of September 15, 2017. Debt issuance costs were US$5.4 million and are being amortized to interest expense to the put date of the 2017 Notes (September 15, 2015).

Concurrently with the issuance of the 2017 Notes, the Company purchased a call option (“2012 Purchased Call Option”) and sold warrants (“2012 Sold Warrants”), where the counterparty agreed to sell to the Company up to approximately 9.3 million of the Company’s ADSs at a price of US$19.34 per ADS upon the Company’s exercise of the 2012 Purchased Call Option and the Company received US$26.6 million from the same counterparty for the sale of warrants to purchase up to approximately 9.3 million of the Company’s ADSs at an exercise price of US$ 26.37 per ADS.

As of December 31, 2017, all 2017 Notes have been converted.

Description of 2018 Convertible Senior Notes

On October 17, 2013, the Company issued US$800 million in aggregate principle amount of 1.25% Convertible Senior Notes due 2018 (the “2018 Notes”). The 2018 Notes may be converted, at an initial conversion rate of 12.7568 ADSs per US$1,000 principal amount of the 2018 Notes (which represents an initial conversion price of US$78.39 per ADS) at any time prior to the close of business on the second business day immediately preceding the maturity date of October 15, 2018. Debt issuance costs were US$19.6 million and are being amortized to interest expense to the put date of the 2018 Notes (October 15, 2016).

Absent a fundamental change (as defined in the indenture for the 2018 Notes), each holder of the 2018 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2018 Notes on October 15, 2016. As a result of this option the 2018 Notes were classified as current liability as at December 31, 2015.  The holders did not exercise that option and it expired and the 2018 Notes were reclassified to non-current liability as at December 31, 2016 as they do not mature until 2018. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2018 Notes are not redeemable prior to the maturity date of October 15, 2018.

Concurrently with the issuance of the 2018 Notes, the Company purchased a call option (“2013 Purchased Call Option”) and sold warrants (“2013 Sold Warrants”) where the counterparty agreed to sell to the Company up to approximately 10.2 million of the Company’s ADSs at a price of US$ 78.39 per ADS upon the Company’s exercise of the 2013 Purchased Call Option and the Company received US$77.2 million from the same counterparty for the sale of warrants to purchase up to approximately 10.2 million of the Company’s ADSs at an exercise price of US$96.27 per ADS.

In June 2017, the Company exchanged approximately US$327 million aggregate principal amount of the outstanding 2018 Notes for (i) approximately 8.3 million of our ADSs based on a conversion price of approximately US$39.19 per ADS computed pursuant to the indenture of the 2018 Notes. The conversion price has reflected the share split of the Company effective from December 1, 2015.

The Company offered inducements to the holders of the 2017 and 2018 Notes for early conversion. As a result, for the years ended December 31, 2016 and 2017, US$26 million and US$352 million of the 2017 and 2018 Notes were early converted to 2.6 million and 10.8 million ADSs respectively, at the initial conversion rate of the 2017 and 2018 Notes. Such early conversion also resulted in an early termination of the 2012 and 2013 Purchased Call Option, from which the Company has received US$12 million and US$100 million (RMB650 million) in 2016 and 2017 respectively.

Description of 2020 Convertible Senior Notes

On June 18, 2015, the Company issued US$700 million of 1.00% Convertible Senior Notes due 2020 (the “2020 Notes”). The 2020 Notes may be converted at an initial conversion rate of 9.1942 ADSs per US$1,000 principal amount of the 2020 Notes (which represents an initial conversion price of US$108.76 per ADS) at any time prior to the close of business on the second business day immediately preceding the maturity date of July 1, 2020. Debt issuance costs were US$11.3 million and are being amortized to interest expense to the put date of the 2020 Notes (July 1, 2018).

Absent a fundamental change (as defined in the indenture for the 2020 Notes), each holder of the 2020 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2020 Notes on July 1, 2018. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2020 Notes are not redeemable prior to the maturity date of July 1, 2020.

Concurrently with the issuance of the 2020 Notes, the Company purchased a call option (“2015 Purchased Call Option”) and sold warrants (“2015 Sold Warrants”) where the counterparty agreed to sell to the Company up to approximately 6.4 million of the Company’s ADSs upon the Company’s exercise of the 2015 Purchased Call Option and the Company received US$84.4 million from the same counterparty for the sale of warrants to purchase up to approximately 6.4 million of the Company’s ADSs.

Description of 2025 Convertible Senior Notes

On June 18, 2015, the Company issued US$400 million of 1.99% Convertible Senior Notes due 2025 (the “2025 Notes”). The 2025 Notes may be converted, at an initial conversion rate of 9.3555 ADSs per US$1,000 principal amount of the 2025 Notes (which represents an initial conversion price of US$106.89 per ADS), at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of July 1, 2025. Debt issuance costs were US$6.8 million and are being amortized to interest expense to the put date of the 2025 Notes (July 1, 2020).

Absent a fundamental change (as defined in the indenture for the 2025 Notes), each holder of the 2025 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2025 Notes on July 1, 2020. If a fundamental change (as defined in the indenture for the 2025 Notes) occurs at any time, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2025 Notes on the date notified in writing by the Company in accordance with the indenture for the 2025 Notes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2025 Notes are generally not redeemable prior to the maturity date of July 1, 2025, except that the Company may, at its option, redeem all but not part of the 2025 Notes in accordance with the indenture for the 2025 Notes if the Company has or will become obligated to pay holders additional amount due to certain changes in tax law of the relevant jurisdiction.

Description of 2022 Convertible Senior Notes

On September 12, 2016 and September 19, 2016, the Company issued US$975 million of 1.25% Convertible Senior Notes due 2022 (the “2022 Notes”). The 2022 Notes may be converted, at an initial conversion rate of 15.2688 ADSs per US$1,000 principal amount of the 2022 Notes (which represents an initial conversion price of US$65.49 per ADS) at each holder’s option at any time prior to the close of business on the business day immediately preceding the maturity date of September 15, 2022. Debt issuance costs were US$19 million and are being amortized to interest expense to the put date of the 2022 Notes (September 15, 2019).

Absent a fundamental change (as defined in the indenture for the 2022 Notes), each holder of the 2022 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2022 Notes on September 15, 2019. If a fundamental change (as defined in the indenture for the 2022 Notes) occurs at any time, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2022 Notes on the date notified in writing by the Company in accordance with the indenture for the 2022 Notes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2022 Notes are generally not redeemable prior to the maturity date of September 15, 2022, except that the Company may, at its option, redeem all but not part of the 2022 Notes in accordance with the indenture for the 2022 Notes if the Company has or will become obligated to pay holders additional amount due to certain changes in tax law of the relevant jurisdiction.

The Company assessed the 2017 Notes, 2018 Notes, 2020 Notes, 2025 Notes and 2022 Notes (collectively as “Notes”), the 2012 Purchased Call Option, 2013 Purchased Call Option and 2015 Purchased Call Option (the “Purchased Call Options”), and the 2012 Sold Warrants, 2013 Sold Warrants and 2015 Sold Warrants (the “Sold Warrants”) under ASC 815 and concluded that:

•

The Notes, the Purchased Call Options and the Sold Warrants (1) do not entail the same risks; and (2) have a valid business purpose and economic need for structuring the transactions separately. Therefore, the offering of the Notes, the Purchased Call Options and Sold Warrants transactions should be accounted separately;

•	The repurchase option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation;

•

Since the conversion option is considered indexed to the Company’s own stock, bifurcation of conversion option from the Notes is not required as the scope exception prescribed in ASC 815-10-15-74 is met;

•	There was no BCF attribute to the Notes as the set conversion prices for the Notes were greater than the respective fair values of the ordinary share price at date of issuances;

Therefore, the Company has accounted for the respective Notes as a single instruments as a long-term debt. The debt issuance cost were recorded as reduction to the long-term debts and are amortised as interest expenses using the effective interest method. The value of the Notes are measured by the cash received. The Purchased Call Options and Sold Warrants are accounted for within stockholders’ equity.

Description of Priceline and Hillhouse Notes

On August 7, 2014, the Company issued Convertible Senior Note (the “2019 Priceline Note”) at an aggregate principal amount of US$500 million to an indirect subsidiary of the Priceline Group. The Priceline 2019 Note is due on August 7, 2019 and bears interest of 1% per annum, which will be paid semi-annually beginning on February 7, 2015. The Priceline 2019 Note will be convertible into the Company’s ADSs with an initial conversion price of approximately US$81.36 per ADS.

On May 26, 2015, the Company issued Convertible Senior Note (the “2020 Priceline Note”) at an aggregate principal amount of US$250 million to an indirect subsidiary of the Priceline Group. The Priceline 2020 Note is due on May 29, 2020 and bears interest of 1% per annum, which will be paid semi-annually beginning on November 29, 2015. The Priceline 2020 Note will be convertible into the Company’s ADSs with an initial conversion price of approximately US$104.27 per ADS.

On December 10, 2015, the Company issued Convertible Senior Notes at an aggregate principal amount of US$1 billion to an indirect subsidiary of the Priceline Group and two affiliates of Hillhouse (the “2025 Priceline and Hillhouse Notes”). The 2025 Priceline and Hillhouse Notes are due on December 11, 2025 and bear interest of 2% per annum, which will be paid semi-annually beginning on June 11, 2016. The 2025 Priceline and Hillhouse Notes will be convertible into the Company’s ADSs with an initial conversion price of approximately US$68.46 per ADS.

On September 12, 2016, the Company issued US$25 million Convertible Senior Note to an indirect subsidiary of the Priceline Group (the “2022 Priceline Note”). The 2022 Priceline Note is due on September 15, 2022 and bears interest of 1.25% per annum, which will be paid semi-annually beginning on March 15, 2017. The 2022 Priceline Note will be convertible into the Company’s ADSs with an initial conversion price of approximately US$65.49 per ADS.

The Company has accounted for the above notes as a single instrument. The value of the above notes is measured by the cash received. The Company recorded the interest expenses according to its annual interest rate. There was no BCF attribute to the above notes as the set conversion price for the above notes was greater than the fair value of the ADS price at date of issuance.

Long-term Loans from Commercial Banks

As of December 31, 2017, the Company obtained long-term borrowings of RMB8.8 billion (US$1.4 billion) in aggregate collateralized by bank deposits, properties and/or stock at one or more of our wholly-owned subsidiaries. The interest rate for the outstanding borrowings was approximately from 1.9% to 7.0%.